FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Other financial assets	$ 34,385	$ 38,319
Derivative financial instruments	2,938,142	6,252,270
Investment property	5,580,109	4,709,911	$ 3,994,058
Investments in associates	1,830,884	1,670,782
Fair value through profit or loss
Assets
Debt instruments	23,035,281	12,096,407
Fair value through other comprehensive income
Assets
Debt instruments	5,084,416	6,148,177
Recurring Fair Value
Assets
Debt instruments	28,119,697	18,244,584
Equity securities	1,011,310	543,210
Other financial assets	34,385	38,319
Derivative financial instruments	2,938,142	6,252,270
Investment property	5,580,109	4,709,911
Investments in associates	1,830,884	1,670,782
Total	39,514,527	31,459,076
Recurring Fair Value | Forwards
Assets
Derivative financial instruments	1,136,475	4,384,921
Recurring Fair Value | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	1,084,830	4,381,906
Recurring Fair Value | Forwards | Equity contracts
Assets
Derivative financial instruments	51,645	3,015
Recurring Fair Value | Swaps
Assets
Derivative financial instruments	1,699,289	1,656,761
Recurring Fair Value | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,463,256	1,304,337
Recurring Fair Value | Swaps | Interest rate contracts
Assets
Derivative financial instruments	236,033	352,424
Recurring Fair Value | Options
Assets
Derivative financial instruments	102,378	210,588
Recurring Fair Value | Options | Foreign exchange contracts
Assets
Derivative financial instruments	102,378	210,588
Recurring Fair Value | Land
Assets
Investment property	499,833	325,394
Recurring Fair Value | Buildings
Assets
Investment property	5,080,276	4,384,517
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	23,035,281	12,096,407
Recurring Fair Value | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	11,644,181	4,725,605
Recurring Fair Value | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	118,760	84,990
Recurring Fair Value | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	731,564	774,178
Recurring Fair Value | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	10,283,450	6,274,400
Recurring Fair Value | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	257,326	237,234
Recurring Fair Value | Fair value through other comprehensive income
Assets
Debt instruments	5,084,416	6,148,177
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,683,925	2,725,722
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	276,837	373,306
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	1,484,546	2,437,996
Recurring Fair Value | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	639,108	611,153
Recurring Fair Value | Level 1
Assets
Debt instruments	17,666,770	10,175,252
Equity securities	31,086	89,128
Derivative financial instruments	105,721	130,798
Total	17,803,577	10,395,178
Recurring Fair Value | Level 1 | Swaps
Assets
Derivative financial instruments	105,560	130,792
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	105,560	130,792
Recurring Fair Value | Level 1 | Options
Assets
Derivative financial instruments	161	6
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	161	6
Recurring Fair Value | Level 1 | Fair value through profit or loss
Assets
Debt instruments	17,082,063	8,151,108
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	10,625,153	4,363,135
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	140,703	41,003
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	6,191,395	3,621,960
Recurring Fair Value | Level 1 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	124,812	125,010
Recurring Fair Value | Level 1 | Fair value through other comprehensive income
Assets
Debt instruments	584,707	2,024,144
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	35,570	61,427
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	119,479	224,049
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	368,736	1,675,193
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	60,922	63,475
Recurring Fair Value | Level 2
Assets
Debt instruments	7,065,309	5,312,024
Equity securities	262,351	69,400
Derivative financial instruments	1,970,223	4,718,315
Total	9,297,883	10,099,739
Recurring Fair Value | Level 2 | Forwards
Assets
Derivative financial instruments	618,259	3,308,410
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	617,961	3,308,258
Recurring Fair Value | Level 2 | Forwards | Equity contracts
Assets
Derivative financial instruments	298	152
Recurring Fair Value | Level 2 | Swaps
Assets
Derivative financial instruments	1,315,757	1,272,926
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,200,777	1,066,915
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	114,980	206,011
Recurring Fair Value | Level 2 | Options
Assets
Derivative financial instruments	36,207	136,979
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	36,207	136,979
Recurring Fair Value | Level 2 | Fair value through profit or loss
Assets
Debt instruments	5,841,138	3,852,286
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	1,019,028	362,470
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	118,760	84,990
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	513,040	654,446
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	4,092,055	2,652,440
Recurring Fair Value | Level 2 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	98,255	97,940
Recurring Fair Value | Level 2 | Fair value through other comprehensive income
Assets
Debt instruments	1,224,171	1,459,738
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	107,614	149,257
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	1,115,810	762,803
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	747	547,678
Recurring Fair Value | Level 3
Assets
Debt instruments	3,387,618	2,757,308
Equity securities	717,873	384,682
Other financial assets	34,385	38,319
Derivative financial instruments	862,198	1,403,157
Investment property	5,580,109	4,709,911
Investments in associates	1,830,884	1,670,782
Total	12,413,067	10,964,159
Recurring Fair Value | Level 3 | Forwards
Assets
Derivative financial instruments	518,216	1,076,511
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	466,869	1,073,648
Recurring Fair Value | Level 3 | Forwards | Equity contracts
Assets
Derivative financial instruments	51,347	2,863
Recurring Fair Value | Level 3 | Swaps
Assets
Derivative financial instruments	277,972	253,043
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	262,479	237,422
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	15,493	15,621
Recurring Fair Value | Level 3 | Options
Assets
Derivative financial instruments	66,010	73,603
Recurring Fair Value | Level 3 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	66,010	73,603
Recurring Fair Value | Level 3 | Land
Assets
Investment property	499,833	325,394
Recurring Fair Value | Level 3 | Buildings
Assets
Investment property	5,080,276	4,384,517
Recurring Fair Value | Level 3 | Fair value through profit or loss
Assets
Debt instruments	112,080	93,013
Recurring Fair Value | Level 3 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	77,821	78,729
Recurring Fair Value | Level 3 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	34,259	14,284
Recurring Fair Value | Level 3 | Fair value through other comprehensive income
Assets
Debt instruments	3,275,538	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,648,355	$ 2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	49,744
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	$ 577,439